OTHER ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011

Prepaid expenses	$249	$-
Tax authorities	9	3

	$258	$3